Acquisitions, Development and Divestitures (Acquisitions) (Detail)				1 Months Ended	9 Months Ended			12 Months Ended
		Nov. 02, 2015 USD ($) MW	Jun. 01, 2015 USD ($) shares	Nov. 30, 2014 USD ($) Facility MW	Sep. 30, 2015 USD ($) asset_group MW	Sep. 30, 2014 USD ($)		Dec. 31, 2014 USD ($) Project Employee Assets Applications MW		Dec. 31, 2013 USD ($) MW		Dec. 31, 2012 USD ($)
Discontinued Operations (Details) [Abstract]
Income (loss) from Discontinued Operations					$ (61,000,000)	$ 10,000,000		$ 223,000,000		$ 32,000,000		$ 46,000,000
Loss on lease termination								0		(697,000,000)		0
Loss on sale-leaseback termination, after-tax										413,000,000
Payment on lease termination										271,000,000
Preliminary Allocation of the Purchase Price
Goodwill					$ 0			72,000,000		$ 86,000,000
Rainbow Hydroelectric Plant Expansion [Member]
Development Projects [Abstract]
Completed capacity expansion (in MW) | MW										63
Cumulative deferred investments tax credits recorded								60,000,000
Treasury grants approved, accepted and to be received in lieu of tax credits								56,000,000
Holtwood Hydroelectric Plant Expansion [Member]
Development Projects [Abstract]
Completed capacity expansion (in MW) | MW										125
Cumulative deferred investments tax credits recorded								117,000,000
Treasury grants approved, accepted and to be received in lieu of tax credits								$ 108,000,000
Proposed Bell Bend Nuclear Unit [Member]
Development Projects [Abstract]
Number of applicants still active in DOE nuclear guarantee program | Applications								8
Number of applicants that submitted loan guarantees to the DOE | Applications								10
Current appropriated federal loan guarantees for nuclear projects								$ 18,500,000,000
Maximum number of projects the DOE is expected to finance | Project								3
Amount currently authorized by Board of Directors to spend on Bell Bend COLA								$ 224,000,000
Capitalized costs associated with licensing efforts								$ 188,000,000		$ 173,000,000
Spinoff | Spinoff from PPL
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Number of asset groups proposed to be divested, one of which to be selected | asset_group					2
Number of asset groups that will be divested | asset_group					1
Number of employees impacted | Employee								112
Spinoff | Spinoff from PPL | Minimum
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Capacity, in total, to be divested in connection with the spinoff (in MW) | MW					1,300
Additional seperation costs to be recognized at the spinoff closing date								$ 30,000,000
Spinoff | Spinoff from PPL | Maximum
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Capacity, in total, to be divested in connection with the spinoff (in MW) | MW					1,400
Additional seperation costs to be recognized at the spinoff closing date								40,000,000
Spinoff | Spinoff from PPL | Other Operation Maintenance [Member]
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Seperation benefits								$ 16,000,000
MACH Gen. LLC | Subsequent event
Development Projects [Abstract]
Cash consideration		$ 603,000,000
Generating capacity (in MW) | MW		2,500
RJS Power
Development Projects [Abstract]
Total consideration			$ 902,000,000
Preliminary Allocation of the Purchase Price
Current assets	[1]		164,000,000
Assets of discontinued operations	[2]		375,000,000
PP&E			1,777,000,000
Other intangibles	[3]		46,000,000
Current liabilities			(259,000,000)
Liabilities of discontinued operations			(5,000,000)
Long-term debt			(1,244,000,000)
Deferred income taxes			(266,000,000)
Other noncurrent liabilities	[4]		(80,000,000)
Net identifiable assets acquired			508,000,000
Goodwill	[5]		394,000,000
Net assets acquired			902,000,000
Accounts receivable acquired			41,000,000
Out-of-the-money coal contracts			$ 33,000,000
Pro Forma Information
Actual operating revenue					$ 339,000,000
Actual net income	[6]				48,000,000
Pro forma operating revenues					3,723,000,000	2,361,000,000
Pro forma income (loss) after tax from continuing operations					235,000,000	47,000,000
Nonrecurring acquisition, integration and other costs					$ 6,000,000
RJS Power | Common Stock
Development Projects [Abstract]
Shares issued in acquisition (in shares) | shares			44,974,658
RJS Power | Pipeline lease
Preliminary Allocation of the Purchase Price
Other intangibles			$ 28,000,000
Amortization period			14 years
RJS Power | Ash site permit
Preliminary Allocation of the Purchase Price
Other intangibles			$ 17,000,000
Amortization period			10 years
Spinoff from PPL
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Spinoff agreement execution date								Jun. 09, 2014
Certain details of spinoff transaction								PPL and PPL Energy Supply executed definitive agreements with affiliates of Riverstone to combine their competitive power generation businesses into a new, stand-alone, publicly traded company named Talen Energy. Under the terms of the agreements, at closing, PPL will spin off to PPL shareowners a newly formed entity, Talen Energy Holdings, Inc. (Holdco), which at such time will own all of the membership interests of PPL Energy Supply and all of the common stock of Talen Energy. Immediately following the spinoff, Holdco will merge with a special purpose subsidiary of Talen Energy, with Holdco continuing as the surviving company to the merger and as a wholly owned subsidiary of Talen Energy and the sole owner of PPL Energy Supply. Substantially contemporaneous with the spinoff and merger, RJS Power will be contributed by its owners to become a subsidiary of Talen Energy.
Initial percent ownership in new company, Talen Energy, by PPL shareowners								65.00%
Initial percent ownership in new company, Talen Energy, by Riverstone Holdings, LLC								35.00%
Minimum capacity of revolving credit facility for Talen required at closing under agreement terms								$ 1,000,000,000
Capacity, in total, to be divested in connection with the spinoff (in MW) | MW								1,300
Number of asset groups proposed to be divested, one of which to be selected | Assets								2
Number of asset groups that will be divested | Assets								1
Maximum term after closing to divest an asset group (in months)								Within 12 months
Spinoff expected completion date								Expected to close in the second quarter of 2015
Talen Montana Hydro Sale
Divestitures - Montana Hydro Sale (Numeric) [Abstract]
Capacity of facilities sold (in MW) | MW				633
Agreed upon sales price for disposal of hydroelectric facilities owned by PPL Montana				$ 900,000,000
Number of hydroelectric facilities owned by PPL Montana sold | Facility				11
Discontinued Operations (Details) [Abstract]
Operating revenues						103,000,000		$ 117,000,000		139,000,000		154,000,000
Gain on the sale								306,000,000
Interest expense						6,000,000	[7]	9,000,000	[8]	12,000,000	[8]	10,000,000	[8]
Income (loss) before income taxes						20,000,000	[9]	332,000,000		49,000,000		73,000,000
Income (loss) from Discontinued Operations						$ 10,000,000	[9]	223,000,000		$ 32,000,000		$ 46,000,000
Property, plant and equipment included in assets of discontinued operations								544,000,000
Goodwill included in assets of discontinued operations								$ 14,000,000

[1]	Includes gross contractual amount of the accounts receivable acquired of $41 million, which approximates fair value.
[2]	See note 12 for information on impairment charges recorded during the third quarter of 2015 related to the Sapphire portfolio
[3]	Includes $28 million for a pipeline lease that will be amortized over a 14 year period, and $17 million for an ash site permit that has an amortization period of 10 years.
[4]	Includes $33 million for "out-of-the-money" coal contracts that will be amortized over the contract term as the coal is consumed.
[5]	The preliminary allocation above is as of the acquisition date of June 1, 2015. As further discussed in Note 14, goodwill was fully impaired at September 30, 2015 which included the goodwill recognized in the acquisition of RJS Power.
[6]	Includes the operating results of the Sapphire portfolio, which is classified as discontinued operations. Excludes the impact of goodwill and long-lived asset impairments recorded during the nine months ended September 30, 2015. See Notes 12 and 14 for information on the impairments recorded.
[7]	Represents allocated interest expense based upon the discontinued operations share of the net assets of Talen Energy Supply.
[8]	Represents allocated interest expense based upon the discontinued operations share of the net assets of PPL Energy Supply.
[9]	Includes an impairment charge related to the Kerr Dam Project. See Note 12 for additional information on this non-cash charge.